Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Text Block] (Tables)	6 Months Ended
Sep. 30, 2016
Text Block [Abstract]
Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged [Table Text Block]

	March 31, 2016
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥2,518	¥19,452	¥1,916	¥1,754	¥25,640
Payables under securities lending transactions	2,443	2,019	248	—	4,710
Obligations to return securities received as collateral	1,846	73	—	—	1,919

Total	¥6,807	¥21,544	¥2,164	¥1,754	¥32,269

	September 30, 2016
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥2,259	¥17,521	¥2,208	¥1,960	¥23,948
Payables under securities lending transactions	2,789	2,049	1,610	—	6,448
Obligations to return securities received as collateral	1,692	73	119	—	1,884

Total	¥6,740	¥19,643	¥3,937	¥1,960	¥32,280

Secured Borrowing by the Class of Collateral Pledged [Table Text Block]

	March 31, 2016
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral
	(in billions)
Japanese national government and Japanese government agency bonds	¥2,270	¥4,211	¥930
Foreign governments and official institutions bonds	19,426	—	738
Corporate bonds	581	—	71
Residential mortgage-backed securities	3,027	124	—
Other debt securities	177	—	—
Marketable equity securities	133	375	180
Others	26	—	—

Total	¥25,640	¥4,710	¥1,919

	September 30, 2016
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral
	(in billions)
Japanese national government and Japanese government agency bonds	¥2,519	¥5,913	¥840
Foreign governments and official institutions bonds	17,542	—	571
Corporate bonds	483	11	134
Residential mortgage-backed securities	3,087	—	1
Other debt securities	145	—	6
Marketable equity securities	50	524	332
Others	122	—	—

Total	¥23,948	¥6,448	¥1,884